Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2025	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000012489
Account Value [Line Items]
Line Graph and Table Measure Name			DF Dent Premier Growth Fund
Accumulated Value	$ 10,000	$ 9,769		$ 9,915	$ 10,463	$ 10,243	$ 11,027	$ 11,960	$ 12,718	$ 13,504	$ 14,286	$ 14,946	$ 16,170	$ 13,755	$ 16,485	$ 18,106	$ 18,328	$ 19,656	$ 16,661	$ 21,151	$ 22,542	$ 25,224	$ 25,129	$ 27,699	$ 27,877	$ 29,543	$ 26,358	$ 21,316	$ 19,987	$ 21,256	$ 22,885	$ 24,573	$ 23,268	$ 26,446	$ 28,925	$ 28,474	$ 30,809	$ 30,323	$ 29,359	$ 31,907	$ 32,789	$ 32,400
C000102025
Account Value [Line Items]
Line Graph and Table Measure Name			Investor
C000115949
Account Value [Line Items]
Line Graph and Table Measure Name			Investor
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,135		10,384	10,784	11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	39,827
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500 Index
Accumulated Value	10,000	10,039		10,398	11,080	11,759	12,201	12,461	13,052	13,736	13,703	14,485	15,165	12,362	14,317	14,741	14,552	15,794	11,100	14,049	14,875	18,952	21,023	22,167	21,573	22,398	21,095	17,513	17,019	18,284	18,903	19,891	18,940	21,469	22,955	21,973	23,896	24,044	22,241	24,150	26,324	26,907
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500 Index
Accumulated Value	500,000	501,965		519,897	554,017	587,946	610,030	623,051	652,594	686,782	685,140	724,254	758,267	618,091	715,858	737,053	727,602	789,710	554,994	702,427	743,747	947,600	1,051,162	1,108,368	1,078,644	1,119,892	1,054,749	875,642	850,970	914,177	945,170	994,555	946,994	1,073,456	1,147,734	1,098,673	1,194,792	1,202,218	1,112,035	1,207,510	1,316,185	1,345,370
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500 Index
Accumulated Value	100,000,000	100,392,942		103,979,477	110,803,404	117,589,163	122,006,007	124,610,186	130,518,709	137,356,401	137,028,094	144,850,707	151,653,485	123,618,133	143,171,505	147,410,649	145,520,398	157,942,060	110,998,811	140,485,421	148,749,468	189,520,085	210,232,324	221,673,508	215,728,820	223,978,476	210,949,756	175,128,332	170,193,906	182,835,377	189,034,038	198,910,962	189,398,886	214,691,278	229,546,803	219,734,576	238,958,391	240,443,562	222,407,083	241,502,065	263,237,079	269,074,083
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,848		10,222	11,146	12,131	12,430	12,736	13,458	13,908	13,896	14,973	15,509	12,376	14,181	14,478	14,130	15,535	10,779	13,519	14,185	18,636	21,002	21,904	20,949	21,397	19,787	16,385	16,026	17,024	17,491	18,401	17,457	19,906	20,938	20,251	22,129	22,203	20,099	21,807	24,510	25,047
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000	492,407		511,079	557,310	606,540	621,497	636,808	672,905	695,382	694,796	748,669	775,444	618,792	709,038	723,892	706,513	776,739	538,942	675,934	709,270	931,782	1,050,110	1,095,186	1,047,432	1,069,862	989,347	819,227	801,309	851,221	874,525	920,047	872,866	995,323	1,046,882	1,012,568	1,106,462	1,110,162	1,004,930	1,090,346	1,225,491	1,252,340
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	100,000,000	98,481,498		102,215,709	111,462,037	121,307,996	124,299,341	127,361,567	134,581,077	139,076,380	138,959,252	149,733,747	155,088,730	123,758,494	141,807,510	144,778,475	141,302,620	155,347,729	107,788,433	135,186,747	141,854,052	186,356,498	210,021,964	219,037,239	209,486,401	213,972,498	197,869,348	163,845,374	160,261,761	170,244,142	174,905,084	184,009,375	174,573,161	199,064,560	209,376,306	202,513,592	221,292,347	222,032,450	200,986,069	218,069,213	245,098,285	250,467,904
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap Growth Index
Accumulated Value	10,000	10,058		10,215	10,684	10,733	11,473	11,956	12,588	13,445	13,737	14,171	15,244	12,806	15,319	16,146	16,038	17,348	13,872	18,070	19,763	23,522	23,389	25,979	25,781	26,516	23,180	18,296	18,176	19,431	21,206	22,528	21,351	24,457	26,779	25,919	27,614	29,863	27,736	32,785	33,696	32,448
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap Growth Index
Accumulated Value	500,000	502,895		510,753	534,206	536,643	573,640	597,820	629,402	672,240	686,858	708,545	762,214	640,305	765,940	807,314	801,877	867,420	693,589	903,475	988,164	1,176,104	1,169,456	1,298,939	1,289,068	1,325,801	1,159,011	914,787	908,813	971,534	1,060,293	1,126,395	1,067,552	1,222,840	1,338,967	1,295,942	1,380,713	1,493,125	1,386,812	1,639,237	1,684,797	1,622,385
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap Growth Index
Accumulated Value	100,000,000	100,578,926		102,150,568	106,841,294	107,328,635	114,727,976	119,563,907	125,880,371	134,448,003	137,371,604	141,709,018	152,442,878	128,061,072	153,187,937	161,462,880	160,375,400	173,483,949	138,717,821	180,695,091	197,632,714	235,220,775	233,891,190	259,787,885	257,813,652	265,160,177	231,802,169	182,957,364	181,762,688	194,306,878	212,058,557	225,278,905	213,510,380	244,567,917	267,793,437	259,188,317	276,142,644	298,625,003	277,362,422	327,847,391	336,959,309	324,476,950
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Growth Index
Accumulated Value	10,000	9,532		9,841	10,748	11,132	11,727	12,242	13,003	13,599	13,912	14,918	15,742	12,334	14,448	14,845	14,226	15,847	11,764	15,362	16,461	21,335	22,375	23,251	21,937	21,939	19,169	15,478	15,516	16,157	17,138	18,347	17,004	19,171	20,625	20,023	21,707	22,077	19,623	21,971	24,650	24,949
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Growth Index
Accumulated Value	500,000	476,585		492,031	537,404	556,590	586,361	612,095	650,157	679,968	695,603	745,913	787,111	616,677	722,405	742,257	711,282	792,327	588,185	768,076	823,055	1,066,729	1,118,735	1,162,561	1,096,846	1,096,968	958,450	773,907	775,779	807,835	856,893	917,325	850,190	958,565	1,031,241	1,001,138	1,085,334	1,103,828	981,129	1,098,527	1,232,479	1,247,466
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Growth Index
Accumulated Value	$ 100,000,000	$ 95,317,047		$ 98,406,269	$ 107,480,731	$ 111,318,005	$ 117,272,136	$ 122,419,065	$ 130,031,396	$ 135,993,508	$ 139,120,532	$ 149,182,586	$ 157,422,299	$ 123,335,332	$ 144,481,009	$ 148,451,398	$ 142,256,376	$ 158,465,500	$ 117,636,952	$ 153,615,274	$ 164,611,013	$ 213,345,832	$ 223,746,935	$ 232,512,147	$ 219,369,139	$ 219,393,699	$ 191,689,964	$ 154,781,356	$ 155,155,710	$ 161,567,022	$ 171,378,504	$ 183,465,029	$ 170,037,904	$ 191,712,928	$ 206,248,235	$ 200,227,568	$ 217,066,856	$ 220,765,572	$ 196,225,783	$ 219,705,404	$ 246,495,716	$ 249,493,248